INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories for Gourmet Foods, Brigadier and Original Sprout consisted of the following totals	Inventories for Gourmet Foods, Brigadier and Original Sprout consisted of the following totals as of December 31, 2021 and June 30, 2021:	Inventories for Gourmet Foods, Brigadier and Original Sprout consisted of the following totals:
INVENTORIES
	December 31,	June 30,
	2021	2021
Raw materials	$1,038,700	$942,911
Supplies and packing materials	237,991	193,322
Finished goods	867,990	815,559
Total inventories	$2,144,681	$1,951,792

	June 30, 2021	June 30, 2020
Raw materials	$942,911	$288,422
Supplies and packing materials	193,322	174,636
Finished goods	815,559	711,545
Total inventories	$1,951,792	$1,174,603